Related parties (Details 3) - KRW (₩) ₩ in Thousands	May 07, 2026	Mar. 23, 2026	Feb. 27, 2026	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	₩ 441,000	₩ 690,000	₩ 1,000,000	₩ 52,588,751	₩ 3,073,317	₩ 16,962,194		₩ 19,871,510		₩ 19,972,132
Financial Transactions With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Loans				1,626,460		1,834,000		11,918,438
Collection				240,000		1,279,500		19,019,782
Borrowings				4,399,387		470,000		3,030,000
Repayment				976,480		394,000
Additional investment				66,000
Recovery of investment				547,892
Financial Transactions With Related Parties [Member] | Second Plan [Member]
IfrsStatementLineItems [Line Items]
Loans				206,000		449,500	[1]	1,136,900
Collection				129,000		120,000	[1]	1,030,000
Borrowings						355,000	[1]
Repayment						313,000	[1]
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Beacon Holdings [Member]
IfrsStatementLineItems [Line Items]
Loans				420,000
Collection				110,000
Borrowings				82,000
Repayment				82,000
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Cho Hyeong Seok [Member]
IfrsStatementLineItems [Line Items]
Loans						1,365,000		10,738,538	[2]
Collection						1,140,000		15,084,782	[2]
Borrowings				3,280,000		35,000		2,900,000	[2]
Repayment						35,000
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Third Plan [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection				1,000
Borrowings						80,000		130,000
Repayment						46,000
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Falling Starlight [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings
Repayment
Additional investment
Recovery of investment				500,000
Financial Transactions With Related Parties [Member] | Park, Un Kyoung [Member]
IfrsStatementLineItems [Line Items]
Loans				460
Collection
Borrowings
Repayment
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Yun In Beom [Member]
IfrsStatementLineItems [Line Items]
Loans				500,000
Collection
Borrowings
Repayment
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Kim Su Jin [Member]
IfrsStatementLineItems [Line Items]
Loans				500,000
Collection
Borrowings
Repayment
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Jung Byung Gil [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings				220,000
Repayment
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Lee Youngjae [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings				248,500
Repayment				420,882
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings
Repayment
Additional investment
Recovery of investment				29,861
Financial Transactions With Related Parties [Member] | Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings
Repayment
Additional investment
Recovery of investment				18,031
Financial Transactions With Related Parties [Member] | Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings
Repayment
Additional investment				66,000
Recovery of investment
Financial Transactions With Related Parties [Member] | Offices and warehouse [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection
Borrowings				568,887
Repayment				473,598
Additional investment
Recovery of investment
Financial Transactions With Related Parties [Member] | Studio Cuat [Member]
IfrsStatementLineItems [Line Items]
Loans						19,500		43,000
Collection						19,500
Borrowings
Repayment
Financial Transactions With Related Parties [Member] | Jung Bo Ram [Member]
IfrsStatementLineItems [Line Items]
Loans
Collection								2,905,000
Borrowings

[1]	During 2023, the collection of loans related to Second Plan and Jung Bo Ram was due to a liability transfer to Cho Hyeong Seok, with no resulting cash inflows.
[2]	During 2023, Play Company secured a loan of Korean Won 3,510,676 thousand from Cho Hyeong Seok. Cho Hyeong Seok then assumed obligations for loans amounting to Korean Won 7,227,862 thousand made by Play Company to third parties. Of this amount, Korean Won 2,900,000 thousand originally loaned by Play Company to Play F&B is now effectively a loan from Cho Hyeong Seok to Play Company and its subsidiary. In addition, Play Company received repayments of Korean Won 280,000 thousand, and an outstanding loan of Korean Won 14,804,782 thousand was offset against proceeds from the purchase of treasury share.